Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefit expenses [Abstract]
Schedule of Employee benefit expenses
Employee benefit expenses (not including directors remuneration) comprise:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
salary	31,865	28,585	23,345	9,911
Bonus	5,834	3,770	2,155	1,814
	37,699	32,355	25,500	11,725

Schedule of Key management personnel expenses
Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
Salary and management fees	5,013	6,158	4,916	1,559
Bonus	5,434	3,520	2,005	1,690
Directors remuneration	403	550	507	125
	10,850	10,228	7,428	3,374